CALVERT EMERGING MARKETS EQUITY FUND
CALVERT INTERNATIONAL EQUITY FUND
CALVERT INTERNATIONAL OPPORTUNITIES FUND
Supplement to Prospectus dated February 1, 2019 as revised March 7, 2019

1.	The following replaces “Portfolio Managers” under “Fund Summaries – Calvert Emerging Markets Equity Fund”:

Portfolio Managers

Gary Greenberg, CFA, Lead Portfolio Manager, Hermes, has managed the Fund since October 2012. Effective January 1, 2020, Mr. Greenberg will be a Co-Portfolio Manager of the Fund.

Kunjal Gala, Co-Portfolio Manager, Hermes, has managed the Fund since November 2019.

Elena Tedesco, CFA, Co-Portfolio Manager, Hermes, has managed the Fund since October 2012.

2.	The following replaces the sixth paragraph under “Management and Organization”:

The portfolio managers of the Fund are Gary Greenberg (since October 2012), Kunjal Gala (since November 2019) and Elena Tedesco (since October 2012). Mr. Greenberg has been Lead Portfolio Manager and Head of Global Emerging Markets at Hermes for more than five years. Mr. Greenberg has indicated his intention to retire from Hermes on June 30, 2022.  Effective January 1, 2020, Mr. Greenberg will be a Co-Portfolio Manager of the Fund. Mr. Gala has been a Senior Analyst (Asia ex-Japan) for the Hermes Emerging Markets team for more than five years and Co-Portfolio Manager at Hermes since September 2016. Ms. Tedesco has been a Senior Analyst (Central and Eastern Europe, Middle East and Africa) for the Hermes Emerging Markets team and a Co-Portfolio Manager at Hermes for more than five years.

November 4, 2019	33656 11.4.19

CALVERT EMERGING MARKETS EQUITY FUND
CALVERT INTERNATIONAL EQUITY FUND
CALVERT INTERNATIONAL OPPORTUNITIES FUND
Supplement to Statement of Additional Information dated February 1, 2019 as revised March 7, 2019

1.	The following replaces the information in the table as applicable under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Elena Tedesco, CFA
Registered Investment Companies	1	$ 1,223.7	0	$ 0
Other Pooled Investment Vehicles	0	$ 0	0	$ 0
Other Accounts	1	$ 70.6	0	$ 0

2.	The following is added to the tables under “Portfolio Managers” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Kunjal Gala*
Registered Investment Companies	0	$ 0	0	$ 0
Other Pooled Investment Vehicles	2	$ 4,916.4	0	$ 0
Other Accounts	9	$ 3,650.3	0	$ 0
*	As of September 30, 2019.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Emerging Markets Equity Fund
Kunjal Gala*	None	None
*	As of September 30, 2019.

November 4, 2019